Other Assets - Other Non-current Assets (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Deferred financing costs, net		$ 407	$ 604
Security deposits with landlords		210	237
Long-term receivable for value added tax		55	0
Straight-line revenue receivable		36	40
Restricted cash		5	11
Other long-term prepaid expenses and other assets		27	32
Total other assets	[1]	740	924
Deferred financing costs, accumulated amortization		581	377
Write off of debt issuance costs		58
SoftBank Senior Unsecured Notes Warrant
Debt Instrument [Line Items]
Deferred financing costs, net		275	382
2020 LC Facility
Debt Instrument [Line Items]
Deferred financing costs, net		74	207
SoftBank Other Debt Payable To SBG
Debt Instrument [Line Items]
Deferred financing costs, net		35	7
SoftBank Other Debt Payable To Third Parties
Debt Instrument [Line Items]
Deferred financing costs, net		$ 23	$ 8

[1]	See Note 27 for disclosure of related party amounts.